Related-party balances and transactions (Details 1) (Detail) - BRL (R$) R$ in Thousands		Jun. 30, 2019	Dec. 31, 2018
Balances and transactions with related parties
Payables		R$ 34,858	R$ 30,797
Immediate parent - UOL - sales of services
Balances and transactions with related parties
Payables	[1]	16,555	9,822
Immediate parent - UOL- shared service costs
Balances and transactions with related parties
Payables		9,837	10,234
Affiliated companies - UOL Diveo - sales of services
Balances and transactions with related parties
Payables	[1]	4,331	3,290
Affiliated companies - UOL Diveo - shared service costs
Balances and transactions with related parties
Payables			126
Affiliated companies - Transfolha Transportadora e Distribuicao Ltda.
Balances and transactions with related parties
Payables		2,432	4,336
Affiliated companies - Livraria da Folha Ltda.
Balances and transactions with related parties
Payables			32
Affiliated companies - Empresa Folha da Manha S/A
Balances and transactions with related parties
Payables		913	2,073
Affiliated companies - Others
Balances and transactions with related parties
Payables		R$ 790	R$ 884

[1]	Sales of services refers to the purchase of (i) advertising services from UOL and (ii) services related to technical support in hosting and colocation from UOL Diveo Tecnologia Ltda. “(UOL Diveo)”.